Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Cash Flows from Operating Activities:
Net income	$ 175,170	$ 983,862
Depreciation of property and equipment	50,879	14,133
Allowance for expected credit loss	119,131	8,529
Reversal of expected credit loss	(15,579)	(145)
Amortization of right-of-use assets	26,092	90,317
Amortization of intangible assets	506	511
Other current assets and other receivables	(402,681)
Changes in operating assets and liabilities:
Accounts receivable	8,324	(1,709,906)
Inventories	(5,247)	(91,692)
Prepayments and other current assets	951,385	(245,798)
Amount due from related party	(5,569)	422
Deferred tax assets	(960,210)	597
Operating lease-right of use assets	(58,178)	(45,183)
Deferred financing cost	(938,993)	(646,615)
Other current liabilities	75,276
Other non-current assets		50,162
Accounts payable	328,826	425,692
Income tax payable	42,114	22,280
Contract liability	(48,136)	(381,151)
Other payables and accrued liabilities		106,249
Lease liabilities	56,727	(161,742)
Amount due to related party	1,447,089	(147,967)
Net cash provided by/ (used in) operating activities	846,926	(1,727,445)
Cash Flows from Investing Activities:
Purchases of property and equipment	(53,810)	(9,027)
Net cash used in investing activities	(53,810)	(9,027)
Cash Flows from Financing Activities:
Capital contributions		70,305
Proceeds from third parties loans		239,015
Proceeds from bank borrowings	124,609	2,671,579
Repayments of borrowings to third parties	(255,316)	(729,763)
Repayment of bank borrowings	(650,735)	(421,828)
Net cash (used in)/ provided by financing activities	(781,442)	1,829,308
Effect of Exchange Rate Changes on Cash	(492)	1,404
Net Increase in cash	11,182	94,240
Cash, Beginning of Period	174,825	132,150
Cash, End of Period	186,007	226,390
Supplemental disclosure of cash flow information:
Cash paid for income tax	10,959	2,345
Cash paid for interest	29,403	64,902
Supplemental disclosure of non-cash flow information:
Right-of-use assets obtained in exchange for operating lease obligation	$ 56,398	$ 125,552